NET INCOME (LOSS) PER SHARE	12 Months Ended
Dec. 31, 2022
Earnings Per Share [Abstract]
NET INCOME (LOSS) PER SHARE
14.
NET INCOME (LOSS) PER SHARE

The following table sets forth the computation of basic and diluted net income (loss) per share for the following years:

	For the years ended December 31,
	2020	2021	2022
	US$	US$	US$
Numerator:
Net income (loss) attributable to ordinary shareholders of UP Fintech	16,064,793	14,690,701	(2,186,441)
Less:
The dilutive effect arising from the convertible bonds	—	2,900,645	—
Numerator for diluted net income (loss) per ordinary share	16,064,793	11,790,056	(2,186,441)
Denominator:
Weighted average shares used in calculating net income (loss) per ordinary share
Basic	2,117,904,025	2,205,186,257	2,295,154,791
Effect of dilutive securities:
Dilutive effect of share options	25,462,481	17,457,965	—
Dilutive effect of restricted shares units	18,865,819	32,613,976	—
Dilutive effect of convertible bonds	—	80,459,006	—
Denominator for diluted net income (loss) per ordinary share	2,162,232,325	2,335,717,204	2,295,154,791
Net income (loss) per ordinary share
Basic	0.01	0.01	(0.00)
Diluted	0.01	0.01	(0.00)